Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	$ 3,258	$ 11,684	$ 13,632
Total revenues	364,443	318,599	290,716
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	359,094	302,061	246,670
Bareboat charter revenues
Operating Leases
Revenue from contract with customers	2,091	4,854	30,414
Time charter and bareboat revenues
Operating Leases
Revenue from contract with customers	$ 361,185	$ 306,915	$ 277,084